Shareholder Report, Holdings (Details) - Alpha Brands(TM) Consumption Leaders ETF	Jun. 30, 2026
Taiwan Semiconductor Manufacturing Co. Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%